VIA EDGAR TRANSMISSION

April 26, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	American General Life Insurance Company Separate Account VL-R (“Registrant”)

American General Life Insurance Company (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-08561)

(Central Index Key 0001051485)

FILE NUMBER	PRODUCT NAME
333-43264	AGL Platinum Investor III
333-196172	AGL Platinum Choice VUL 2
333-234480	AGL EquiBuilder III

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.

In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2.	The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (713) 831-1053.

Very truly yours,

/s/ Kim DeGennaro

Kim DeGennaro
Vice President and Deputy General Counsel